INCOME TAX - Disclosure of effective tax rate reconciliation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax [Abstract]
Income tax at Canadian statutory rate	$ 25,840	$ (11,922)
Applicable tax rate	36.50%	36.50%
Permanent differences	$ 13,110	$ 4,189
Foreign tax rate differential	96	(3)
Unrecognized tax benefits	(4,714)	(1,143)
Deferred tax adjustments related to prior periods	9	(217)
Income tax expense (recovery)	$ 34,341	$ (9,096)